INTANGIBLE ASSETS, NET AND GOODWILL - Estimated amortization expense (Details) ₫ in Millions	Dec. 31, 2023 VND (₫)
Estimated amortization expense
2024	₫ 353,048
2025	356,247
2026	205,287
2027	153,558
2028 and thereafter	₫ 223,580